                                     (ART)

                                                PAINEWEBBER

                                           RETIREMENT MONEY FUND

                                            SEMI-ANNUAL REPORT
                                             DECEMBER 31, 1995

-------------------------------------------------------------------------------

                                                              February 15, 1996

Dear Shareholder,

It is widely recognized that the Federal Reserve Board achieved its goal of a "soft landing" for the economy in 1995. In an effort to slow the pace of economic growth, the Federal Reserve Board raised short-term interest interest rates seven times between February 1994 and February 1995. However, on July 6, 1995, the Federal Reserve Board cut the benchmark Federal Funds rate by 0.25%. This decrease, the first in nearly three years, signaled that the Federal Reserve Board believed that inflationary pressures had eased enough to accommodate an adjustment in monetary policy. Citing low inflation, the Federal Reserve Board trimmed short-term interest rates by another 0.25% on December 19, 1995 and January 31, 1996, bringing the Federal Funds rate down to 5.25%.

Although the pace of economic growth was lackluster during the year ended December 31, 1995, the economic climate was favorable for investing. Stocks achieved record-breaking highs and bonds far outperformed their historical averages. The stock market, as measured by the Standard & Poor's 500 Index, advanced 37.5% in 1995. The Dow Jones Industrial Average topped the 4,000 point level in March and the 5,000 point level in November and posted its fourth best advance since World War II. The bond market also rallied strongly during 1995, as a declining interest rate environment prevailed for most of the year. Soaring bond prices gave fixed income investors their third best year since the 1920s and caused intermediate and long-term interest rates to fall to their lowest levels in two years. Rates on long-term U.S. Treasury bonds, for example, declined nearly two full percentages points. Generally, as yields move lower, bond prices increase. Coming after 1994, when the bonds market had one of its worst years on record and the Standard & Poor's 500 Index gained just 1.3%, 1995 was a strongly positive investment environment for most domestic investors.

PORTFOLIO REVIEW

PaineWebber Retirement Money Fund's net assets totalled $3.6 billion as of December 31, 1995. The Fund's current yield for the seven-day period ended December 31, 1995 was 5.16%. During the six months ended December 31, 1995, the Fund maintained a slightly longer weighted average maturity. On December 31, 1995, the Fund's weighted average maturity was 66 days. The Federal Reserve Board's consecutive increases in the Federal Funds rate during 1994 and early 1995 were implemented to slow the pace of economic growth and kept inflation almost non-existent. During this time, money market investors enjoyed relatively high inflation-adjusted returns. However, three short-term interest rate cuts in 1995 and early 1996 reduced the Federal Funds rate to 5.25%

Going forward, the Fund expects to maintain a slightly longer weighted average maturity as short-term rates find stability. Although Federal Reserve Board policy is being impacted by the stalemated budget negotiations, it is still likely that the Fed will lower short-term interest rates again in 1996. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Portfolio's emphasis on security, quality and liquidity.

-------------------------------------------------------------------------------

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We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,


/s/ DENNIS L> McCAULEY                      /s/ SUSAN P. MESSINA

DENNIS L. McCAULEY                          SUSAN P. MESSINA
Managing Director and Chief Investment      Senior Vice President,
 Officer--Fixed Income,                      Mitchell Hutchins Asset
Mitchell Hutchins Asset Management Inc.     Management Inc.
                                            Portfolio Manager,
                                             PaineWebber Retirement Money Fund




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                                       2

PaineWebber Retirement Money Fund

--------------------------------------------------------------------------------
Statement of Net Assets
December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 U.S GOVERNMENT & AGENCY OBLIGATIONS--4.76%
  $15,000  U.S. Treasury Bills.....         04/25/96           5.310%@    $ 14,745,562
   25,000  Federal Farm Credit
            Bank...................         09/03/96           5.875        24,982,925
   12,850  Federal Home Loan Bank..         04/25/96           5.580        12,620,949
   45,000  Federal Home Loan
            Mortgage Corp. ........    05/13/96 to 08/15/96 5.645 to 6.210  44,970,335
   50,000  Federal National
            Mortgage Association....   02/08/96 to 10/07/96 5.475 to 5.680  49,896,748
   22,500  Student Loan Marketing
            Association.............         01/03/96           5.220       22,492,141
                                                                          ------------
 TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (cost--
   $169,708,660)....................                                       169,708,660
                                                                          ------------
 BANK NOTES--12.10%
 DOMESTIC-11.34%
   30,000  Bank of America
            Illinois...............   01/12/96 to 03/14/96 5.700 to 5.800   30,000,000
   15,000  Bank of New York........         05/28/96           5.600        15,000,000
   10,000  Bank One, Milwaukee,
            N.A. ..................         03/07/96           6.820        10,008,467
   37,000  FCC National Bank.......   09/18/96 to 11/01/96 5.600 to 5.650   36,998,803
   45,000  Greenwood Trust Co. ....   01/30/96 to 02/16/96 5.780 to 5.800   45,000,000
   15,000  Huntington National
            Bank...................         01/02/96           5.870*       14,998,694
   25,000  NationsBank of GA,
            N.A. ..................         06/05/96           5.650        25,000,000
   85,000  NationsBank of TX,
            N.A. ..................   01/26/96 to 11/08/96 5.550 to 7.300   84,980,383
   25,000  NBD Bank, N.A. .........         04/25/96           6.400        24,996,245
   18,000  Old Kent Bank & Trust
            Co. ...................         12/04/96           5.530        17,993,602
   10,000  PNC Bank, N.A.  ........         05/24/96           6.040        10,018,296
   20,000  PNC Bank, N.A. .........         01/02/96           5.580*       19,984,569
   44,800  Seattle-First National
            Bank...................   06/07/96 to 10/24/96 5.500 to 5.730   44,789,093
   24,450  Wachovia Bank & Trust
            Co. ...................         01/22/96           5.750        24,449,935
                                                                          ------------
                                                                           404,218,087
                                                                          ------------
 YANKEE-0.76%
   15,000  ABN AMRO Bank N.V. .....         06/05/96           5.570        14,998,102
   12,000  Westdeutsche Landesbank
            Girozentrale...........         03/01/96           6.625        11,997,646
                                                                          ------------
                                                                            26,995,748
                                                                          ------------
 TOTAL BANK NOTES (cost--
  $431,213,835).....................                                       431,213,835
                                                                          ------------
 CERTIFICATES OF DEPOSIT--3.65%
 DOMESTIC-0.42%
   15,000  NBD Bank, N.A. .........         01/04/96           5.810        15,000,000
                                                                          ------------
 YANKEE-3.23%
   15,000  Industrial Bank of Japan
            Ltd. ..................         01/17/96           5.820        14,999,377
   25,000  National Westminster
            Bank PLC...............         01/16/96           5.780        24,999,981
   75,200  Societe Generale........   01/09/96 to 02/15/96 5.740 to 7.250   75,200,000
                                                                          ------------
                                                                           115,199,358
                                                                          ------------
 TOTAL CERTIFICATES OF DEPOSIT
  (cost--$130,199,358)..............                                      $130,199,358
                                                                          ------------
 COMMERCIAL PAPER@--74.19%
 AEROSPACE-DEFENSE--2.10%
   50,000  Raytheon Co ............         01/04/96           5.930        49,975,292
   25,000  Rockwell International
            Corp. .................         02/08/96           5.660        24,850,639
                                                                          ------------
                                                                            74,825,931
                                                                          ------------

PaineWebber Retirement Money Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- -------------- --------------
 COMMERCIAL PAPER@--(CONTINUED)
 AGRICULTURE-0.92%
  $13,000  Cargill Financial
            Services Corp. ........         01/11/96           5.720%     $   12,979,344
   20,000  Cargill Inc. ...........         01/10/96           5.720          19,971,400
                                                                          --------------
                                                                              32,950,744
                                                                          --------------
 ASSET-BACKED-10.20%
  130,000  Asset Securitization
            Cooperative Corp. .....   01/11/96 to 02/23/96 5.670 to 5.770    129,375,008
   45,000  Delaware Funding Corp. .   02/05/96 to 03/19/96 5.500 to 5.680     44,591,639
   92,809  Eiger Capital Corp. ....   01/10/96 to 01/23/96 5.750 to 5.830     92,550,264
   20,000  Falcon Asset
            Securitization Corp. ..         01/16/96           5.850          19,951,250
   77,575  Preferred Receivables
            Funding Corp. .........   01/11/96 to 02/26/96 5.600 to 5.750     77,095,775
                                                                          --------------
                                                                             363,563,936
                                                                          --------------
 AUTO & TRUCK-2.71%
   26,795  Daimler-Benz North
            America Corp. .........   01/10/96 to 01/30/96 5.690 to 5.770     26,735,004
   50,000  General Motors
            Acceptance Corp. ......         01/02/96           6.125          49,991,493
   20,000  Toyota Motor Credit
            Corp. .................         01/12/96           5.700          19,965,167
                                                                          --------------
                                                                              96,691,664
                                                                          --------------
 BANKING-7.85%
  35,000   Abbey National North
            America ...............   01/08/96 to 02/01/96 5.600 to 5.680     34,904,856
  20,000   Bankers Trust NY Corp. .         02/29/96           5.690          19,813,494
  65,000   BEX America Finance
            Inc. ..................   01/12/96 to 02/14/96 5.660 to 5.730     64,808,692
  15,000   Cariplo Finance Inc. ...         01/10/96           5.800          14,978,250
  10,000   Credito Italiano (DE)
            Inc. ..................         01/10/96           5.740           9,985,650
  48,000   Cregem North America
            Inc. ..................   01/12/96 to 01/26/96     5.700          47,860,983
  23,160   Indosuez N.A. Inc. .....   01/03/96 to 01/10/96 5.620 to 5.710     23,138,338
  25,000   MPS U.S. Commercial
            Paper Corp. ...........   03/04/96 to 03/07/96 5.620 to 5.630     24,746,925
  25,000   Societe Generale N.A.
            Inc. ..................         02/20/96           5.640          24,804,167
  15,000   Unifunding Inc. ........         02/05/96           5.700          14,916,875
                                                                          --------------
                                                                             279,958,230
                                                                          --------------
 BROKER-DEALER-9.24%
  38,000   Bear Stearns Companies,
            Inc. ..................   05/10/96 to 05/20/96 5.450 to 5.520     37,217,311
  13,000   BT Securities Corp. ....         01/10/96           5.670          12,981,573
  20,000   CS First Boston Inc. ...         01/18/96           5.730          19,945,883
  10,000   Dean Witter, Discover &
            Company ...............         02/12/96           5.700           9,933,500
  10,000   Goldman Sachs Group
            L.P. ..................         04/09/96           5.600           9,846,000
  75,000   Lehman Brothers Holdings
            Inc. ..................         01/02/96           6.100          74,987,292
  60,000   Merrill Lynch & Co.
            Inc. ..................   01/30/96 to 01/31/96 5.650 to 5.760     59,717,219
 105,000   Morgan Stanley Group
            Inc. ..................   01/12/96 to 01/26/96 5.650 to 5.750    104,694,206
                                                                          --------------
                                                                             329,322,984
                                                                          --------------
 BUSINESS SERVICES-1.21%
  43,390   PHH Corp. ..............   01/11/96 to 01/19/96 5.730 to 5.740     43,297,928
                                                                          --------------

PaineWebber Retirement Money Fund

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--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES         VALUE
 ---------                            -------------------- --------------- -----------
 COMMERCIAL PAPER@--(CONTINUED)
 CHEMICAL-2.32%
 $83,800   Dupont (E.I) deNemours &
            Co. ...................   01/04/96 to 08/06/96 5.500 to 5.800% $82,895,174
                                                                           -----------
 CONGLOMERATE-0.61%
  22,000   BTR Dunlop Finance
            Inc.. .................         02/15/96            5.670       21,844,075
                                                                           -----------
 DRUGS & HEALTH CARE-3.14%
  42,350   Lilly (Eli) & Company ..   01/08/96 to 04/04/96 5.650 to 5.750   41,914,194
  20,500   Pfizer Inc. ............         01/09/96            5.700       20,474,033
  20,000   Warner-Lambert Co.. ....         06/26/96            5.300       19,478,833
  30,000   Zeneca Wilmington Inc. .         01/16/96            5.730       29,928,375
                                                                           -----------
                                                                           111,795,435
                                                                           -----------
 ELECTRONICS-0.84%
  30,000   Motorola Credit Corp. ..         01/08/96            5.750       29,966,458
                                                                           -----------
 ENERGY-4.44%
  45,000   Chevron Oil Finance
            Co. ...................   01/10/96 to 01/25/96 5.750 to 5.760   44,875,250
  65,000   Exxon Asset Management
            Co. ...................   01/12/96 to 01/16/96      5.690       64,877,507
  28,800   Exxon Imperial U.S.
            Inc. ..................   01/04/96 to 01/12/96      5.700       28,773,653
  20,000   Shell Oil Co. ..........   02/02/96 to 02/08/96 5.600 to 5.670   19,890,372
                                                                           -----------
                                                                           158,416,782
                                                                           -----------
 FINANCE-CONDUIT-8.39%
  20,000   Commerzbank United
            States Finance ........         02/21/96            5.650       19,839,917
  28,120   Compagnie Bancaire .....   01/03/96 to 01/23/96 5.740 to 5.800   28,085,072
 100,466   MetLife Funding Inc. ...   02/01/96 to 02/28/96 5.620 to 5.660   99,814,488
  13,000   SBNSW (Delaware) Inc. ..         06/10/96            5.350       12,688,957
 139,925   Svenska Handelsbanken
            Inc. ..................   01/25/96 to 04/30/96 5.410 to 5.730  138,544,125
                                                                           -----------
                                                                           298,972,559
                                                                           -----------
 FINANCE-DIVERSIFIED-0.56%
  20,000   Associates Corp. of
            North America .........         01/09/96            5.720       19,974,578
                                                                           -----------
 FINANCE-EQUIPMENT-0.39%
  14,000   AT & T Capital Corp. ...         01/19/96            5.720       13,959,960
                                                                           -----------
 FINANCE-SUBSIDIARY-1.39%
  20,000   Dresdner U.S. Finance...         01/16/96            5.750       19,952,083
  30,000   National Australia
            Funding. ..............         05/03/96            5.410       29,445,475
                                                                           -----------
                                                                            49,397,558
                                                                           -----------
 FOOD & BEVERAGE-1.35%
  30,000   Campbell Soup Co. ......   01/12/96 to 10/04/96 5.420 to 6.090   29,147,314
  19,000   Heinz (H.J.) Co. .......   02/07/96 to 02/08/96      5.700       18,887,108
                                                                           -----------
                                                                            48,034,422
                                                                           -----------
 GENERAL TRADE-1.54%
  55,000   Mitsubishi International
            Corp. .................   01/18/96 to 01/30/96      5.760       54,821,600
                                                                           -----------


PaineWebber Retirement Money Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- -------------- -------------
 COMMERCIAL PAPER@--(CONCLUDED)
 INSURANCE-2.45%
 $37,000   Prudential Funding
            Corp. .................         01/08/96           5.780%     $  36,958,416
  15,400   Transamerica Corp. .....         01/17/95           5.780         15,360,439
  35,000   USAA Capital Corp.......   01/04/96 to 01/18/96 5.700 to 5.750    34,949,771
                                                                          -------------
                                                                             87,268,626
                                                                          -------------
 INSURANCE-PROPERTY/CASUALTY-0.42%
  15,000   A.I. Credit Corp. ......         01/05/96           5.720         14,990,467
                                                                          -------------
 METALS & MINING-0.70%
  25,000   U.S. Borax Inc. ........         02/07/96           5.670         24,854,312
                                                                          -------------
 MISCELLANEOUS-0.61%
  22,000   Beta Finance Inc. ......   01/22/96 to 03/18/96 5.510 to 5.800    21,858,351
                                                                          -------------
 OIL EQUIPMENT & SERVICES-0.21%
   7,500   Colonial Pipeline Co. ..         02/26/96           5.570          7,435,017
                                                                          -------------
 PAPER & FOREST PRODUCTS-0.70%
  25,000   Kimberly-Clark Corp.....         02/09/96           5.950         24,848,604
                                                                          -------------
 POLLUTION CONTROL-3.10%
 114,200   WMX Technologies Inc. ..   05/23/96 to 09/13/96 5.170 to 5.570   110,551,930
                                                                          -------------
 PRINTING & PUBLISHING-0.84%
  30,000   Gannett Co. ............         01/11/96           5.800         29,951,667
                                                                          -------------
 TELECOMMUNICATIONS-0.70%
  10,000   BellSouth Capital
            Funding Corp. .........         01/17/96           5.750          9,974,445
                     PacTel Capital
  15,000   Resources...............         01/05/96           5.800         14,990,333
                                                                          -------------
                                                                             24,964,778
                                                                          -------------
 UTILITY-ELECTRIC-2.43%
  87,000   Southern Co. ...........   01/23/96 to 02/22/96 5.660 to 5.720    86,524,827
                                                                          -------------
 UTILITY-TELEPHONE-2.83%
  10,000   AT&T Corp. .............         05/10/96           5.470          9,802,472
  19,000   Bell Atlantic Financial
            Services Inc...........   01/17/96 to 01/24/96     5.750         18,943,618
           Southern New England
  29,874    Telecommunications
            Corp...................   01/25/96 to 02/02/96 5.700 to 5.720    29,742,692
  42,950   Southwestern Bell
            Capital Corp...........   02/07/96 to 05/06/96 5.480 to 5.650    42,529,742
                                                                          -------------
                                                                            101,018,524
                                                                          -------------
  Total Commercial Paper (cost--
   $2,644,957,121).................                                      2,644,957,121
                                                                          -------------

PaineWebber Retirement Money Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                     MATURITY          INTEREST
   (000)                                      DATES             RATES          VALUE
 ---------                             -------------------- -------------- --------------
 SHORT-TERM CORPORATE OBLIGATIONS--
  4.31%
 BANKING-1.40%
 $25,000   Bankers Trust NY Corp....         01/02/96            5.660*%   $   25,000,000
  25,000   Morgan (J.P.) & Co. Inc..         05/13/96            6.200         25,000,580
                                                                           --------------
                                                                               50,000,580
                                                                           --------------
 BROKER-DEALER-2.38%
  15,000   Bear Stearns Companies
            Inc. ...................         07/17/96           5.780          15,000,000
  10,000   Goldman Sachs Group L.P..         01/03/96           5.530*          9,997,604
  40,000   Merrill Lynch & Co. Inc..   04/29/96 to 09/03/96 5.610 to 6.491     39,999,474
  20,000   Merrill Lynch & Co. Inc..         01/02/96           5.680*         20,000,000
                                                                           --------------
                                                                               84,997,078
                                                                           --------------
 BUSINESS SERVICES-0.53%
  18,750   PHH Corp.................         01/03/96           5.480*         18,743,596
                                                                           --------------
 TOTAL SHORT-TERM CORPORATE OBLIGA-
  TIONS (cost--$153,741,254)........                                          153,741,254
                                                                           --------------
 REPURCHASE AGREEMENT--0.74%
  26,416   Repurchase agreement
            dated 12/29/95, with
            Daiwa Securities America
            Inc., collateralized by
            $25,815,000 U.S.
            Treasury Notes, 6.000%
            due 12/31/97; proceeds:
            $26,432,730 (cost--
            $26,416,000)..............       01/02/96           5.700          26,416,000
                                                                           --------------
 TOTAL INVESTMENTS (cost--$3,556,236,228, which approximates cost for
  federal income tax purposes)--99.75%...................................   3,556,236,228
 Other assets in excess of liabilities--0.25%............................       8,938,341
                                                                           --------------
 NET ASSETS (applicable to 3,567,190,762 Series C common stock outstanding at $1.00 per share)--100.00%...............................  $3,565,174,569
                                                                           ==============

--------
*Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of December 31, 1995 and reset periodically.
 @Interest rates shown are discount rates.

                       Weighted average maturity-66 days


                See accompanying notes to financial statements

PaineWebber Retirement Money Fund

--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 1995 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest.......................................................... $95,182,310
                                                                     -----------
EXPENSES:
  Investment advisory and administration............................   6,694,376
  Transfer agency and service fees..................................   2,616,164
  Distribution fees.................................................   1,285,996
  Reports and notices to shareholders...............................     283,463
  Federal and state registration....................................     191,206
  Custody and accounting............................................     160,882
  Legal and audit...................................................      90,101
  Insurance expense.................................................      73,876
  Directors' fees...................................................       4,375
  Other expenses....................................................     265,121
                                                                     -----------
                                                                      11,665,560
                                                                     -----------
NET INVESTMENT INCOME...............................................  83,516,750
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS.....................     114,339
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $83,631,089
                                                                     ===========

--------------------------------------------------------------------------------
Statement of Changes in Net Assets


--------------------------------------------------------------------------------

                                                    For the
                                                  Six Months
                                                     Ended          For the
                                               December 31, 1995   Year Ended
                                                  (unaudited)    June 30, 1995
                                               ----------------- --------------
FROM OPERATIONS:
  Net investment income......................   $   83,516,750   $  120,983,589
  Net realized gains (losses) from investment
   transactions..............................          114,339         (645,464)
                                                --------------   --------------
  Net increase in net assets resulting from
   operations................................       83,631,089      120,338,125
                                                --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income......................      (83,516,750)    (120,983,589)
                                                --------------   --------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
 TRANSACTIONS................................      598,861,133      516,609,725
                                                --------------   --------------
  Net increase in net assets.................      598,975,472      515,964,261
NET ASSETS:
  Beginning of period........................    2,966,199,097    2,450,234,836
                                                --------------   --------------
  End of period..............................   $3,565,174,569   $2,966,199,097
                                                ==============   ==============

                 See accompanying notes to financial statements

PaineWebber Retirement Money Fund

-------------------------------------------------------------------------------
Notes to Financial Statements--(unaudited)

-------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Retirement Money Fund ("Fund") is a portfolio of the PaineWebber RMA Money Fund, Inc. ("Corporation"). The Corporation is an open-end diversified management investment company organized under the laws of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"). The Corporation currently offers three series of shares: the Fund, the PaineWebber RMA Money Market Portfolio and the PaineWebber RMA U.S. Government Portfolio. The financial statements of the PaineWebber RMA Money Market and PaineWebber RMA U.S. Government Portfolios are not included herein.

Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Taxes--The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. At June 30, 1995, the Fund had a net capital loss carryforward of $2,110,755 which is available as a reduction, to the extent provided in the regulations, of any future net capital gains realized before the end of fiscal year 2003. To the extent that the losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

Dividends and Distributions--The Fund declares dividends on a daily basis from net investment income. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net capital gains, if any, will be distributed annually, but the Fund may make more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

PaineWebber Retirement Money Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

The Corporation's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber, under which PaineWebber serves as investment adviser and administrator of the Corporation and each of its series. In accordance with the Advisory Contract, the Fund pays PaineWebber an investment advisory and administration fee which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                          ANNUAL
       AVERAGE DAILY NET ASSETS                                            RATE
       ------------------------                                           ------
       Up to $1 billion.................................................. 0.50%
       In excess of $1 billion up to $1.5 billion........................ 0.44%
       Over $1.5 billion................................................. 0.36%

At December 31, 1995, the Fund owed PaineWebber $1,239,671 for investment advisory and administration fees.

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

In compliance with applicable state securities laws, PaineWebber will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, distribution fees, interest, brokerage fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended December 31, 1995, no reimbursements were required pursuant to the above limitation.

DISTRIBUTION PLAN

PaineWebber is the distributor of the Fund's shares. Under the plan of distribution, the Fund is authorized to pay PaineWebber a monthly distribution fee at the annual rate of up to 0.15% of its average daily net assets. Currently, PaineWebber is compensated for its services as distributor at the annual rate of 0.08% of the Fund's average daily net assets. At December 31, 1995, the Fund owed PaineWebber $241,510 for distribution fees.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For the six months ended December 31, 1995, PaineWebber earned $1,237,991 in shareholder service fees. At December 31, 1995, the Fund owed PaineWebber $200,160 for such shareholder service fees and reimbursement of out-of-pocket expenses.

OTHER LIABILITIES

At December 31, 1995, dividends payable aggregated $43,447.

PaineWebber Retirement Money Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

There are 10 billion $0.001 par value shares of Series C Common Stock authorized. Transactions in capital shares, at $1.00 per share, were as follows:

                                                   For The          For The
                                              Six Months Ended    Year Ended
                                              December 31, 1995  June 30, 1995
                                              ----------------- ---------------
Shares sold..................................    6,110,788,706    9,662,868,008
Shares repurchased...........................   (5,597,963,531)  (9,264,795,651)
Dividends reinvested.........................       86,035,958      118,537,368
                                               ---------------  ---------------
Net increase in shares outstanding...........      598,861,133      516,609,725
                                               ===============  ===============

PaineWebber Retirement Money Fund

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------

Selected data for a share of Series C Common Stock outstanding throughout each period is presented below:



                            For the Six
                           Months Ended                     For the Years Ended June 30,
                         December 31, 1995 --------------------------------------------------------------
                            (unaudited)       1995         1994         1993         1992         1991
                         ----------------- ----------   ----------   ----------   ----------   ----------
 Net asset value,
  beginning of period...    $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                            ----------     ----------   ----------   ----------   ----------   ----------
 Net investment income..         0.026          0.047        0.028        0.027        0.044        0.068
 Dividends from net
  investment income.....        (0.026)        (0.047)      (0.028)      (0.027)      (0.044)      (0.068)
                            ----------     ----------   ----------   ----------   ----------   ----------
 Net asset value, end of
  period................    $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                            ==========     ==========   ==========   ==========   ==========   ==========
 Total investment
  return(1).............          2.64 %         4.83 %       2.75 %       2.78 %       4.40 %       6.80 %
                            ==========     ==========   ==========   ==========   ==========   ==========
 RATIOS/SUPPLEMENTAL
  DATA:
 Net assets, end of
  period (000's)........    $3,565,175     $2,966,199   $2,450,235   $2,280,840   $2,163,935   $2,122,973
 Ratio of expenses to
  average net assets....          0.73 %*        0.78 %       0.77 %       0.79 %       0.79 %       0.79 %
 Ratio of net investment
  income to average net
  assets................          5.20 %*        4.75 %       2.77 %       2.76 %       4.39 %       6.69 %

-------
*   Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total return information for the period of less than one year is not annualized.

-----------------------------------------

BOARD OF DIRECTORS
E. Garrett Bewkes, Jr., Chairman
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Judith Davidson Moyers

-----------------------------------------

OFFICERS
Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Julian F. Sluyters
Vice President and Treasurer

-----------------------------------------

INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR
PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

-----------------------------------------

SUB-ADVISER AND SUB-ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

-----------------------------------------

This report is not to be used in
connection with the offering of shares
of the Fund unless accompanied or
preceded by an effective prospectus.

The financial information included
herein is taken from the records of the
Fund without examination by independent
accountants who do not express an
opinion thereon.

(C)1996 PaineWebber Incorporated

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